Non-Controlling Interests - Schedule of Amounts Attributable to Non-Controlling Interests (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure of noncontrolling interests [line items]
Notional	£ 181,873,000,000	£ 198,391,000,000
Non-controlling interests	415,000,000	397,000,000
£300m Step-up Callable Perpetual Reserve Capital Instruments
Disclosure of noncontrolling interests [line items]
Notional	£ 300,000,000	£ 300,000,000
Initial interest rate	0.07037	0.07037
First call date	2026-02	2026-02
Non-controlling interests	£ 235,000,000	£ 235,000,000
PSA Finance UK Limited
Disclosure of noncontrolling interests [line items]
Non-controlling interests	£ 180,000,000	£ 162,000,000